Financial Liabilities at Fair Value Through Profit or Loss	12 Months Ended
Mar. 31, 2026
Financial Liabilities at Fair Value Through Profit or Loss [Abstract]
Financial liabilities at fair value through profit or loss

14. Financial liabilities at fair value through profit or loss

The financial liabilities at fair value through profit or loss held on third party exchange institutions are measured at fair value.

	2026	2025
	US$	US$
Listed futures contracts	1,679,636	—
	1,679,636	—

Movement of financial assets at fair value through profit or loss were shown below:

	2026	2025
	US$	US$
At the beginning of financial years	—	—
Fair value loss recognized in profit or loss	1,679,636	—
At the end of financial year	1,679,636	—